UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax Managed Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2005

Date of reporting period:	1/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

Dryden Large-Cap Core Equity Fund      Dryden Large-Cap Core Equity Fund

    Schedule of Investments as of January 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 14.9%
Auto & Truck 0.9%
7,700	Dana Corp.	$122,199
97,800	Ford Motor Co.(b)	1,288,026
7,100	PACCAR, Inc.	501,686

		1,911,911

Hotels, Restaurants & Leisure 1.6%
4,200	Brunswick Corp	193,704
14,900	CEC Entertainment, Inc.(a)	583,186
27,500	Darden Restaurants, Inc.	812,900
44,200	McDonald’s Corp.	1,431,638
7,000	Yum! Brands, Inc.(b)	324,450

		3,345,878

Housing Construction 0.2%
3,100	KB HOME(b)	336,815

Internet & Catalog Retail 0.5%
46,900	Sabre Holdings Corp.(b)	989,590

Media 3.7%
46,400	Clear Channel Communications, Inc.	1,504,752
3,900	Comcast Corp. (Class A)(a)(b)	125,541
22,400	Disney (Walt) Co.(b)	641,312
14,900	Gannett Co., Inc.(b)	1,192,596
700	Knight-Ridder, Inc.	45,577
106,800	Liberty Media Corp.(a)	1,114,992
155,700	Time Warner, lnc.(a)(b)	2,802,600
900	Viacom, Inc. (Class B)	33,606

		7,460,976

Multiline Retail 3.3%
6,700	Federated Department Stores, Inc.	380,560
34,000	J.C. Penney Co., Inc.(b)	1,452,480
3,000	Supervalu, Inc.	94,830
92,600	Wal-Mart Stores, Inc.	4,852,240

		6,780,110

Specialty Retail 4.7%
6,400	Bed Bath & Beyond, Inc.(a)	257,856
3,000	Coach, Inc.(a)	168,300
3,200	Electronics Boutique Holdings Corp.(a)	112,288
59,600	Home Depot, Inc.	2,459,096
29,000	Jones Apparel Group, Inc.(b)	975,270
8,300	Liz Claiborne, Inc.(b)	348,102
34,700	Lowe’s Companies, Inc.	1,977,553
28,400	Marvel Enterprises, Inc.(a)	507,224
1,700	Michaels Stores, Inc.	52,275

Dryden Large-Cap Core Equity Fund      Dryden Large-Cap Core Equity Fund

    Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
22,650	Pacific Sunwear of California, Inc.(a)	554,699
10,500	Reebok International, Ltd.(b)	467,565
3,600	Select Comfort Corp.(a)	70,452
11,600	Starbucks Corp.(a)	626,400
9,400	The Yankee Candle Co., Inc.(a)	307,944
2,300	Timberland Co.(a)	151,202
7,700	V.F. Corp.	409,255
2,400	Wolverine World Wide, Inc.	75,432

		9,520,913

CONSUMER STAPLES 7.5%
Beverages 2.5%
27,400	Anheuser-Busch Cos., Inc.(b)	1,347,532
48,400	Coca-Cola Co.	2,008,116
46,400	Pepsi Bottling Group, Inc. (The)(b)	1,269,040
10,360	PepsiCo, Inc.	556,332

		5,181,020

Cosmetics & Soaps 2.3%
15,300	Kimberly-Clark Corp.	1,002,303
5,900	Nu Skin Enterprises, Inc.	137,942
31,900	Procter & Gamble Co.	1,698,037
35,900	The Gillette Co.	1,820,848

		4,659,130

Food & Drug Retailing 0.4%
11,000	Kroger Co. (The)(a)	188,100
6,900	Safeway, lnc.(a)(b)	130,065
8,300	Smart & Final, Inc.(a)	119,935
9,400	USANA Health Sciences, lnc.(a)(b)	341,972

		780,072

Food Products 0.9%
28,500	Archer-Daniels-Midland Co.	689,700
1,100	Chiquita Brands Int’l., Inc.	25,245
2,500	General Mills, Inc.(b)	132,475
30,000	Pilgrim’s Pride Corp.(b)	1,048,800
2,648	Tyson Foods, Inc. (Class A)(b)	45,466

		1,941,686

Tobacco 1.4%
26,100	Altria Group, Inc.	1,665,963
14,000	Reynolds American, Inc.(b)	1,125,880

		2,791,843

ENERGY 8.4%
Oil & Gas Exploration/Production 5.2%
11,100	Anadarko Petroleum Corp.(b)	734,931
21,800	Apache Corp.	1,186,356
29,800	ConocoPhillips	2,765,142

Dryden Large-Cap Core Equity Fund      Dryden Large-Cap Core Equity Fund

    Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
29,200	Devon Energy Corp.(b)	1,187,564
12,900	Diamond Offshore Drilling, Inc.(b)	564,633
9,600	FirstEnergy Corp.	381,696
1,400	Nabors Industries Ltd.(a)	70,560
15,300	Occidental Petroleum Corp.	893,214
2,700	Pogo Producing Co.	114,831
28,600	Schlumberger Ltd.	1,945,944
1,000	SEACOR Holdings, Inc.(a)	55,990
9,400	Todco(a)	192,888
11,800	Unit Corp.(a)	431,172
2,700	Universal Compression Holdings, Inc.(a)	105,084

		10,630,005

Petroleum & Coal 3.2%
29,290	ChevronTexaco Corp.(b)	1,593,376
96,709	Exxon Mobil Corp.	4,990,184

		6,583,560

FINANCIALS 19.7%
Banking 5.4%
74,100	Bank of America Corp.	3,436,017
22,900	BB&T Corp.	903,863
1,200	Golden West Financial Corp.(b)	77,544
24,700	KeyCorp, (b)	825,474
49,300	North Fork Bancorporation, Inc.	1,414,910
3,300	PNC Financial Services Group	177,771
7,300	SunTrust Banks, Inc.(b)	525,746
61,391	U.S. Bancorp	1,844,799
28,200	Wells Fargo & Co.	1,728,660

		10,934,784

Financial Services 11.0%
11,900	American Express Co.	634,865
4,500	Capital One Financial Corp.(b)	352,260
1,600	CapitalSource, lnc.(a)(b)	37,776
10,700	CIT Group, Inc.	431,959
99,600	Citigroup, Inc.	4,885,380
3,100	Comerica, Inc.(b)	179,366
4,400	CompuCredit Corp.(a)	126,104
4,196	Countrywide Credit Industries, Inc.	155,252
12,200	E*TRADE Financial Corp.(a)	167,750
8,900	Fannie Mae(b)	574,762
12,800	Freddie Mac	835,712
18,400	Goldman Sachs Group, Inc. (The)(b)	1,984,440
47,748	J.P. Morgan Chase & Co.	1,782,433
12,900	Lehman Brothers Holdings, Inc.	1,176,351
14,600	MBNA Corp.	388,068
32,400	Merrill Lynch & Co., Inc.	1,946,268
2,900	Moody’s Corp.(b)	242,962
30,600	Morgan Stanley	1,712,376
13,700	National City Corp.	487,035
19,100	Providian Financial Corp.(a)	318,588

Dryden Large-Cap Core Equity Fund      Dryden Large-Cap Core Equity Fund

    Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
11,800	SLM Corp.(b)	592,242
5,600	The Bear Stearns Cos., Inc.	565,936
43,800	Wachovia Corp.(b)	2,402,430
11,725	Washington Mutual, Inc.(b)	473,104

		22,453,419

Insurance 3.3%
16,400	ACE Ltd.(b)	711,760
1,500	AFLAC, Inc.	59,265
33,700	Allstate Corp.(b)	1,699,828
37,896	American International Group, Inc.	2,512,126
3,000	Chubb Corp.(b)	223,440
7,400	Genworth Financial, Inc.	196,322
2,600	Infinity Property & Casualty Corp.	85,150
3,100	LandAmerica Financial Group, Inc.	159,464
9,200	MetLife, Inc.	365,700
2,600	SAFECO Corp.	120,380
39,300	UnumProvident Corp.(b)	674,781

		6,808,216

Real Estate Investment Trusts
1,500	Simon Property Group, Inc.	88,950

HEALTHCARE 13.0%
Biotechnology 1.2%
5,700	Amgen, Inc.(a)	354,768
10,700	Invitrogen Corp.(a)	735,197
900	Neurocrine Biosciences, Inc.(a)	41,175
41,900	Thermo Electron Corp.(a)	1,254,486

		2,385,626

Healthcare Equipment & Supplies 2.4%
10,800	Applera Corp.-Applied Biosystems Group	216,540
6,000	Bausch & Lomb, Inc.(b)	437,340
27,700	Becton, Dickinson & Co.	1,569,205
5,600	C.R. Bard, Inc.	379,680
800	IDEXX Laboratories, Inc.(a)	46,408
9,400	InterMune, Inc.(a)	107,254
15,300	Medtronic, Inc.	803,097
41,700	PerkinElmer, Inc.	958,683
8,800	Varian Medical Systems, Inc.(a)	332,024
700	Ventana Medical Systems, lnc.(a)(b)	47,096

		4,897,327

Healthcare Providers & Services 1.9%
1,100	Aetna, Inc.	139,755
7,700	AmSurg Corp.(a)	203,357
2,400	Express Scripts, Inc.(a)	178,056
4,500	HCA, Inc.	200,340
19,000	Humana, Inc.(a)	651,130
16,200	Manor Care, Inc.	559,710

Dryden Large-Cap Core Equity Fund      Dryden Large-Cap Core Equity Fund

    Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
2,700	SFBC International, Inc.(a)	105,867
15,900	WellPoint, Inc.(a)	1,931,850

		3,970,065

Pharmaceuticals 7.5%
17,300	Abbott Laboratories	778,846
6,400	Bristol-Myers Squibb Co.(b)	150,016
36,600	Caremark Rx, Inc.(a)	1,431,060
16,600	First Horizon Pharmaceutical Corp.(a)(b)	296,808
4,400	Hospira, Inc.(a)	127,116
73,504	Johnson & Johnson	4,755,709
900	Lilly Eli & Co.	48,816
12,600	Medicis Pharmaceutical Corp.(b)	454,860
45,900	Merck & Co., Inc.	1,287,495
180,935	Pfizer, Inc.	4,371,389
6,700	United Therapeutics Corp.(a)(b)	285,889
33,600	Wyeth	1,331,568

		15,319,572

INDUSTRIALS 12.5%
Aerospace/Defense 2.4%
3,000	Armor Holdings, Inc.(a)	131,910
2,300	Boeing Co.	116,380
13,000	General Dynamics Corp.	1,342,250
20,800	Lockheed Martin Corp.	1,202,448
33,000	Northrop Grumman Corp.	1,712,040
5,000	United Technologies Corp.	503,400

		5,008,428

Building Products 0.9%
50,100	Masco Corp.(b)	1,843,680

Business Services 0.8%
21,309	Apollo Group, Inc. (Class A)(a)(b)	1,666,151

Data Processing/Management 0.1%
4,700	First Data Corp.	191,478

Diversified Manufacturing Operations 1.4%
11,300	Cooper Industries, Ltd. (Class A)	785,350
8,900	Eaton Corp.	605,111
10,400	Illinois Tool Works, Inc.	904,592
6,600	Ingersoll-Rand Co. (Class A)	490,908

		2,785,961

Electrical Equipment 0.7%
17,600	Emerson Electric Co.	1,183,424
5,600	Energizer Holdings, lnc.(a)(b)	317,016

		1,500,440

Industrial Conglomerates 4.0%
2,300	3M Co.(b)	194,028

Dryden Large-Cap Core Equity Fund      Dryden Large-Cap Core Equity Fund

    Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
163,400	General Electric Co.	5,903,642
55,800	Tyco International Ltd.	2,016.612

		8,114,282

Machinery 1.0%
2,400	Caterpillar, Inc.	213,840
5,700	Cummins, Inc.	442,719
20,400	Deere & Co.	1,416,372

		2,072,931

Transportation 1.2%
12,900	FedEx Corp.	1,233,885
4,000	Swift Transportation Co., lnc.(a)(b)	89,200
13,900	United Parcel Service, Inc. (Class B)	1,038,052

		2,361,137

INFORMATION TECHNOLOGY 14.7%
Communications Equipment 1.7%
17,300	Andrew Corp.(a)	225,938
167,600	Cisco Systems, Inc.(a)	3,023,504
3,800	NCR Corp.(a)	129,884
4,500	Polycom, Inc.(a)	77,760

		3,457,086

Computers 3.1%
12,500	Agilysys, Inc.	210,750
17,100	Dell, Inc.(a)	714,096
59,850	Hewlett-Packard Co.	1,172,462
46,300	International Business Machines Corp.	4,325,346
5,300	Seagate Technology, Inc.(a)(d)	0

		6,422,654

Computer Software & Services 6.0%
146,600	EMC Corp.(a)	1,920,460
22,900	Intuit, Inc.(a)	893,100
229,700	Microsoft Corp.	6,036,516
15,100	Network Appliance, lnc.(a)(b)	480,784
168,500	Oracle Corp.(a)	2,320,245
39,200	Xerox Corp.(a)(b)	622,496

		12,273,601

Electronic Components 0.2%
9,000	Sigmatel, Inc.(a)	354,690

Internet 1.3%
16,200	EarthLink, Inc.(a)	162,486
9,800	Internet Security Systems, Inc.(a)	219,030
62,700	Yahoo! lnc.(a)(b)	2,207,667

		2,589,183

Dryden Large-Cap Core Equity Fund      Dryden Large-Cap Core Equity Fund

    Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Semiconductors 2.4%
165,900	Intel Corp.	3,724,455
31,000	Linear Technology Corp.(b)	1,169,940

		4,894,395

MATERIALS 3.4%
Chemicals 1.0%
1,800	Cabot Microelectronics Corp.(a)	54,774
11,900	Terra Industries, lnc.(a)(b)	95,795
39,900	The Dow Chemical Co.	1,983,030

		2,133,599

Containers & Packaging 0.2%
7,300	Ball Corp.(b)	311,856

Forest Products 0.3%
9,800	Weyerhaeuser Co.	611,520

Metals & Mining 1.2%
32,000	Nucor Corp.(b)	1,797,120
14,700	United States Steel Corp.(b)	761,460

		2,558,580

Paper & Packaging 0.7%
28,300	Georgia-Pacific Corp.	908,430
19,300	Louisiana-Pacific Corp.(b)	494,080

		1,402,510

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 2.7%
1,400	ALLTEL Corp.	77,056
60,300	AT&T Corp.(b)	1,157,157
25,500	BellSouth Corp.	669,120
79,100	Corning, lnc.(a)(b)	865,354
18,900	SBC Communications, Inc.	449,064
18,300	Tellabs, Inc.(a)	130,296
16,700	Ubiquitel, Inc.(a)	116,733
58,000	Verizon Communications, Inc.	2,064,220

		5,529,000

Wireless Telecommunication Services 0.7%
13,000	CenturyTel, Inc.(b)	423,800
46,900	Motorola, Inc.	738,206
4,200	QUALCOMM, Inc.(a)	156,408

		1,318,414

UTILITIES 2.2%
Electric Utilities 1.7%
3,700	American Electric Power Co., Inc.(b)	130,425
12,300	American Financial Group, Inc.	378,717
5,400	Constellation Energy Group	270,000

Dryden Large-Cap Core Equity Fund      Dryden Large-Cap Core Equity Fund

    Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
2,400	Dominion Resources, Inc.	166,512
100	DTE Energy Co.(b)	4,381
3,000	Duke Energy Co.	80,370
11,500	Progress Energy, Inc.(b)	508,875
23,100	TXU Corp.(b)	1,598,520
25,700	Xcel Energy, Inc.(b)	467,483

		3,605,283

Gas Utilities 0.5%
15,700	NiSource, Inc.	359,530
16,400	Sempra Energy	610,408

		969,938

	Total long-term investments (cost $169,703,337)	203,748,265

SHORT-TERM INVESTMENTS 20.4%

MUTUAL FUND 20.4%
41,669,267	Dryden Core Investment Fund - Taxable Money Market Series(c)
		41,669,267

Principal Amount (000)
U.S. GOVERNMENT SECURITIES
80	United States Treasury Bills(e)(f) 2.18%, 3/17/05	79,789
	Total short-term investments (cost $41,749,056)	41,749,056

	Total Investments 120.1% (cost $211,452,393)(g)
		245,497,321
	Liabilities in excess if other assets - (20.1%)	(41,060,623)

	Net Assets 100%	$204,436,698

(a)	Non-income producing security.

(b)	All or a portion of securities on loan. The aggregate market value is $44,079,466; cash collateral of $40,493,244 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Fair valued security, see Notes to Schedule of Investments.

(e)	All or portion of security segregated as collateral for financial futures contracts.

(f)	Rate quoted represents yield–to–maturity as of purchase date.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$213,121,872	$36,351,690	$3,976,241	$32,375,449

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

Open futures contracts as of January 31, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at January 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
2	S&P 500 Index Futures	Mar. 05	$590,850	$602,700	$(11,850)

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Dryden Tax Managed Funds

By (Signature and Title)*     /s/William V. Healey

William V. Healey

Chief Legal Officer

Date   March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date     March 23, 2005

By (Signature and Title)*     /s/Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date     March 23, 2005

* Print the name and title of each signing officer under his or her signature.